Taxation (PRC Withholding Tax on Dividends) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Apr. 05, 2018
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies		10.00%
Special cash dividend				$ 500,000
Additional withholding income taxes	$ 47,000
Deferred tax liabilities related to withholding tax		$ 86,834	$ 79,824
Total amount of undistributed profits		743,900
Unrecognized tax liabilities		74,400
Changyou [Member]
Withholding tax on dividends [Line Items]
Deferred tax liabilities related to withholding tax		$ (86,800)
HONG KONG
Withholding tax on dividends [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises		5.00%